13. Business Combinations (Details 3) - Almacenes Exito S.A. [member] R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired	R$ 11,764
(-) Attributed to non-controlling shareholders	(2,223)
Total	9,541
Remaining non-controlling interest	(335)
Net assets	9,206
Total consideration transferred for the acquisition of control of Exito	9,371
Goodwill	R$ 165